FINANCIAL INSTRUMENTS 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total US Dollar floating rate and fixed rate debt	192,857,000	$ 459,078,000
Front Century [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of vessels carried at fair value using level 3 inputs	21,100,000	24,200,000	25,800,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	64,080,000	53,759,000
Restricted cash and investments	42,074,000	68,363,000
Marketable securities	2,624,000	3,479,000
First Preferred Mortgage Term Notes, Fair Value Disclosure 2		129,381,000
8.04% First Preferred Mortgage Term Notes	33,143,000	70,696,000
Convertible bond (4.5%)	114,347,000	140,315,000
Total US Dollar floating rate and fixed rate debt	29,500,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	64,080,000	53,759,000
Restricted cash and investments	42,074,000	68,363,000
Marketable securities	2,624,000	3,479,000
First Preferred Mortgage Term Notes, Fair Value Disclosure 2		0
8.04% First Preferred Mortgage Term Notes	0
Convertible bond (4.5%)	0	0
Total US Dollar floating rate and fixed rate debt	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
First Preferred Mortgage Term Notes, Fair Value Disclosure 2		129,381,000
8.04% First Preferred Mortgage Term Notes	33,143,000	70,696,000
Convertible bond (4.5%)	114,347,000	140,315,000
Total US Dollar floating rate and fixed rate debt	29,500,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
First Preferred Mortgage Term Notes, Fair Value Disclosure 2		0
8.04% First Preferred Mortgage Term Notes	0
Convertible bond (4.5%)	0	0
Total US Dollar floating rate and fixed rate debt	0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	64,080,000	53,759,000
Restricted cash and investments	42,074,000	68,363,000
Marketable securities	2,624,000	3,479,000
First Preferred Mortgage Term Notes, Fair Value Disclosure 2	0	185,838,000
8.04% First Preferred Mortgage Term Notes	36,657,000	83,240,000
Convertible bond (4.5%)	126,700,000	190,000,000
Total US Dollar floating rate and fixed rate debt	29,500,000	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	64,080,000	53,759,000
Restricted cash and investments	42,074,000	68,363,000
Marketable securities	2,624,000	3,479,000
First Preferred Mortgage Term Notes, Fair Value Disclosure 2	0	129,381,000
8.04% First Preferred Mortgage Term Notes	33,143,000	70,696,000
Convertible bond (4.5%)	114,347,000	140,315,000
Total US Dollar floating rate and fixed rate debt	29,500,000	$ 0
8.04% First Preferred Mortgage Term Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%